Statements of Consolidated Income and Comprehensive Income (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
After tax charge to earnings for DOL settlement			$ 49,163
Cost of goods sold increase due to DOL settlement			16,000
Increase to selling, general, and administrative expense due to DOL settlement			64,000
Decrease to income tax expense due to DOL settlement			(30,837)
Per share impact IRS settlement (in dollars per share)			$ 0.47
Statement of Comprehensive Income [Abstract]
Net actuarial gains (losses) and prior service costs arising during period, tax	24,954	(63,343)	2,846
Amortization of net actuarial losses and prior service costs included in Net pension costs, tax	(2,712)	(7,643)	(13,350)
Unrealized holding gains (losses) arising during period, tax	(228)	(84)	(77)
Reclassification adjustments for (gains) losses included in net income, tax	$ 178	$ 17	$ 7